ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of accounting
Basis of accounting
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the Company’s audited consolidated financial statements and, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments considered necessary for a fair statement of the Company's consolidated financial statements, in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The unaudited interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and notes included in our Annual Report on Form 20-F for the year ended December 31, 2021, filed with the Securities and Exchange Commission (the "SEC") on March 17, 2022.

The unaudited interim condensed consolidated financial statements do not include all the disclosures required in an Annual Report on Form 20-F.

Recent accounting pronouncements
In March 2020, the FASB issued ASU 2020-04 (ASC 848 Reference Rate Reform), which provides optional expedients and exceptions for applying GAAP to contracts, hedging relationships, and other transactions affected by reference rate reform if certain criteria are met. The amendments in this update are elective and apply to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in this update are effective for all entities as of March 12, 2020 through December 31, 2022. The Company has determined that reference rate reforms will primarily impact its floating rate debt facilities and the interest rate derivatives to which it is a party. We expect to take advantage of the expedients and exceptions for applying GAAP provided by the updates when reference rates currently in use are discontinued and replaced with alternative reference rates.

Other recently issued accounting pronouncements are not expected to materially impact the Company.